Exhibit 99.1

Independent Accountant’s Report on Applying Agreed-Upon Procedures

Board of Directors and Management
First Help Financial, LLC and Subsidiaries (the Company)
199 Wells Avenue Ste 211
Newton, MA 02459

And

Deutsche Bank Securities Inc.
One Columbus Circle, 5th Floor
New York, New York 10019

And

Goldman Sachs & Co. LLC
200 West Street 7th Floor
New York, NY 10282

We have performed the procedures enumerated below on certain records and transactions of the Company for the purpose of assisting the Company, Deutsche Bank Securities Inc. and Goldman Sachs & Co. LLC (collectively, the Specified Parties) in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of automobile finance receivable-backed notes issued by FHF Trust 2022-1 in accordance with the confidential Preliminary Offering Memorandum dated on or around May 2, 2022. The Company’s management is responsible for certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of automobile finance receivable-backed notes issued by FHF Trust 2022-1 in accordance with the confidential Preliminary Offering Memorandum dated on or around May 2, 2022. The sufficiency of these procedures is solely the responsibility of the Specified Parties identified in this report.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of automobile finance receivable-backed notes issued by FHF Trust 2022-1 in accordance with the confidential Preliminary Offering Memorandum dated on or around May 2, 2022. Additionally, Deutsche Bank Securities Inc. and Goldman Sachs & Co. LLC have agreed to and acknowledged that the procedures performed are appropriate to meet their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of this report and may not meet the needs of all of the users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

The procedures performed and associated findings are as follows:

Agreed-Upon Procedures and Findings
For the purposes of this report:

(i)	The computer-generated Loan Data Files provided in a standard Microsoft Excel format containing information related to the proposed transaction shall be herein referred to as a “Loan Data File.”

(ii)	The fields in the Loan Data Files and signed Contract shall be herein referred to as “Specified Attributes.”

(iii)	The term “Contract” means Indirect Retail Installment Automobile Contract.

(iv)	The term “Contract File” means any file containing the Contract and Credit Application; and the term “Obligor” means borrower(s) stated on the respective Contracts.

(v)	The term “Title Document” means the certificate of title or application used as collateral for the Contract.

On March 4, 2022, the Specified Parties provided us with the Loan Data File with a cutoff date of February 28, 2022 (the “February Loan Data File”) containing 4,539 individual customer accounts. At the Specified Parties’ request, we selected a random sample of 125 individual customer accounts from the Underlying Assets, and we were instructed by the Specified Parties to perform the agreed-upon procedures as outlined in the Arrangement Letter dated January 24, 2022, on the random sample of 125 individual customer accounts. From March 9, 2022 to March 14, 2022, we were provided with the source documents referenced in Exhibit A related to the respective 125 individual customer accounts.

On April 1, 2022, the Specified Parties provided us with the Loan Data File with a cutoff date of March 31, 2022 (the “March Loan Data File”) containing 5,366 individual customer accounts (herein referred to as “Underlying Assets”) that management represented was the entire population of the Underlying Assets in the proposed transaction. At the Specified Parties’ request, we compared the sample of accounts selected using the February Loan Data File to the March Data File. We identified 121 accounts we selected from the February Loan Data File were included in the March Loan Data File.

At the Specified Parties’ request, we selected an additional random sample of 29 individual customer accounts from the March Loan Data File and were instructed by the Specified Parties to perform agreed-upon procedures on the random sample of 150 individual customer accounts. From April 6, 2022 to
April 8, 2022, we were provided with the source documents referenced in Exhibit A related to the respective 150 individual customer accounts.

For the sample, we compared the Specified Attributes outlined in Exhibit A and as presented in the March Loan Data File to the corresponding source documents outlined in Exhibit A.

With respect to Specified Attribute 1, the Specified Parties informed us that there may be abbreviated names, differences due to name variations or misspelled names, or instances where a spouse of the Obligor, other owner, or a business owned by the Obligor may be listed on the Contract or Title Document (or vice versa).  The Specified Parties agreed that such instances were deemed acceptable and would not be reported as exceptions.

With respect to Specified Attribute 5, the Specified Parties informed us that in some cases the Make (Manufacturer) per the March Loan Data File will not match the Title Document as the one of the Manufacturer’s is a subsidiary of another, and that such instances were deemed acceptable and would not be reported as exceptions.

With respect to Specified Attribute 6, the Specified Parties informed us that Obligors may have moved subsequent to Contract signing, and that such instances were deemed acceptable and would not be reported as exceptions.

We did not perform any procedures with respect to the Specified Attributes relating to the Underlying Assets as set forth in Exhibit B.

We found the following exception related to Specified Attribute 4:

No other exceptions noted related to the Specified Attributes.

For the sample, we recalculated the maturity date based on the term of the Contract set forth on the March Loan Data File and the due date for the first scheduled principal and interest payment set forth on the March Loan Data File. We also recalculated the current remaining term by counting the number of months from March 31, 2022 to the maturity date. We then compared our recalculations to the March Loan Data File.

In recalculating the maturity date, we applied the following tolerance as instructed by the Specified Parties:

•	Maturity date: First payment date used in the calculation +/- 1 day tolerance

We also inspected the presence of, compared or verified the following on the sample of 150 Underlying Assets:

•	Inspected the presence of a signed credit application (electronic or physical copy).
•
Inspected the Title Document and verified that the Company was the secured party.  In instances where state law does not allow for the lien holder to possess the Title Document, or when the title and related lien is filed electronically, we inspected evidence of a perfected lien citing the Company as the secured party.  In instances where the note date was fewer than 180 days from March 31, 2022, we inspected evidence of the title application.

•	Signed Contract

We identified no exceptions in our procedures outlined above.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of automobile finance receivable-backed notes issued by FHF Trust 2022-1 in accordance with the confidential Preliminary Offering Memorandum dated on or around May 2, 2022. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•
Addressing the completeness, accuracy, appropriateness, quality or integrity of any of the information provided to us for the purposes of performing the procedures agreed to by the Specified Parties. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.
•	Addressing the value of collateral securing the assets being securitized.
•	Addressing the physical existence or ownership of the assets being securitized.
•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations.
•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.
•
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

•	Forming any conclusions.
•	Addressing the fair value of the notes or any other disclosures relating to the notes being offered in the proposed transaction.
•	Substantiating compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934, including any legal interpretation as to the sufficiency of the procedures performed.
•	Any other terms or requirements of the transaction that do not appear in the report.
Accordingly, we do not provide any assurance on such information.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ RSM US LLP

Raleigh, North Carolina
April 19, 2022

Exhibit A

Specified Attributes and Source Documents

Number	Specified Attribute	Source Document(s)
1	NAME (Obligor or customer)	Retail Installment Contract and Title Document
2	AMOUNT_FINANCED	Retail Installment Contract
3	TERM_MONTHS	Retail Installment Contract
4	INTEREST_RATE (APR)	Retail Installment Contract
5	MAKE (Manufacturer)	Title Document
6	VIN (Vehicle Identification Number)	Title Document
7	OBLIGATOR_STATE	Retail Installment Contract
8	DATE_FIRST_PAYMENT_DUE	Retail Installment Contract
9	DEALER_STATE	Retail Installment Contract

Exhibit B

Specified Attributes Not Subject to Procedures

Specified Attribute
ACCOUNT_NUMBER
APPLICATION_ID
CONTRACT_DATE
FUNDING_DATE
LOAN_GROUP
LOAN_CLASS
DAYS_PAST_DUE
STATUS
NEXT_PAYMENT_DUE_DATE
INTEREST_ACCRUED_THRU_DATE
TERM_REMAINING
MATURITY_DATE
CURRENT_PRINCIPAL_BALANCE
CURRENT_INTEREST_BALANCE
CURRENT_LATE_FEE_BALANCE
UDF1_BALANCE, UDF2_BALANCE, UDF3_BALANCE, UDF4_BALANCE, UDF5_BALANCE
UDF6_BALANCE, UDF7_BALANCE, UDF8_BALANCE, UDF9_BALANCE, UDF10_BALANCE
CURRENT_FEE_BALANCE
ACCOUNT_STATUS
PCT_DOWN
LINE3
LINE5
MODEL
MILEAGE
IS_NEW
VEHICLE_PRICE
DEALER_ID
DEALERSHIP_NAME
LEGAL_NAME
FRAN_IND
APP_TYPE

APP_ACTIVE_FICO
CO_APP_ACTIVE_FICO
RATE_REDUCTION
PAID_AUTO
APP_CLARITY
CO_APP_CLARITY
PTI
DTI
LOR
LOE
POI
CHARGE_OFF_DATE
NET_CHARGE_OFF
GROSS_CHARGE_OFF
RECOVERIES
DBTCA_STATUS
DEFERRALS
SCRA
MAPR
VEHICLE_REPOSESSED
VEHICLE_ASSIGNED
BANKRUPTCY
PAGAYA_PROGRAM
PAGAYA_TRUST
PAGAYA_ENTITY
PAGAYA_SUBSIDIARY
INDIRECT_PAYMENT
ECONTRACT
TOTAL_PI_PRINCIPAL_PAYMENT
DAILY_PI_PRINCIPAL_PAYMENT
TOTAL_PRINCIPAL_BALLOON_PAYMENT
DAILY_PRINCIPAL_BALLON_PAYMENT
TOTAL_PRINCIPAL_REDUCTION_PAYMENT
DAILY_PRINCIPAL_REDUCTION_PAYMENT

TOTAL_PI_INTEREST_PAYMENT
DAILY_PI_INTEREST_PAYMENT
TOTAL_INTEREST_REDUCTION_PAYMENT
DAILY_INTEREST_REDUCTION_PAYMENT
TOTAL_LATE_FEE_PAYMENT
DAILY_LATE_FEE_PAYMENT
TOTAL_NSF_FEE_PAYMENT
DAILY_NSF_FEE_PAYMENT
TOTAL_SUSPENSE_PAYMENT
DAILY_SUSPENSE_PAYMENT
TOTAL_UDB8_REDUCTION_PAYMENT
DAILY_UDB8_REDUCTION_PAYMENT
TOTAL_UDB6_REDUCTION_PAYMENT
DAILY_UDB6_REDUCTION_PAYMENT
TOTAL_UDB2_REDUCTION_PAYMENT
DAILY_UDB2_REDUCTION_PAYMENT
TOTAL_LATE_FEE_REDUCTION_PAYMENT
DAILY_LATE_FEE_REDUCTION_PAYMENT
TOTAL_FEE_REDUCTION_PAYMENT
DAILY_FEE_REDUCTION_PAYMENT
TOTAL_AUCTION_FEE_PAYMENT
DAILY_AUCTION_FEE_PAYMENT
TOTAL_CONVENIENCE_FEE_PAYMENT
DAILY_CONVENIENCE_FEE_PAYMENT
TOTAL_OTHER_CHARGE_PAYMENT
DAILY_OTHER_CHARGE_PAYMENT
TOTAL_REPO_CHARGE_PAYMENT
DAILY_REPO_CHARGE_PAYMENT
TOTAL_CAPITALIZED_INTEREST_PAYMENT
DAILY_CAPITALIZED_INTEREST_PAYMENT
DAILY_WAIVE_VSI
DAILY_WAIVE_DEALER_FEE
DAILY_PRINCIPAL_RECOVERY
VOIDED_DATE

UNWIND_DATE
REINSTATED_PRINCIPAL
PAYMENT_FREQUENCY
UDF6_BALANCE